Material Accounting Policies (Details)	6 Months Ended
Sep. 30, 2025 USD ($) Segment
Material Accounting Policies [Line Items]
Number of reportable segment | Segment	1
Government grants | $	$ 1,468
Amortized over period	5 years
Intangible Assets [Member]
Material Accounting Policies [Line Items]
Amortized over period	5 years